RELATED PARTIES DISCLOSURES, Transactions with Related Parties and Equity Affiliates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Trade receivables	€ 60.0	€ 58.6	€ 30.1
Trade payables	33.7	38.0	123.6
Revenue	94.0	227.7	111.6
Expenses	19.5	46.3	139.5
TP JGC Coral France SNC [Member]
Related party transactions [abstract]
Trade receivables	30.9	35.6	27.5
Revenue	42.5	98.3	94.4
TTSJV W.L.L. [Member]
Related party transactions [abstract]
Trade receivables	12.1	19.9	0.0
Revenue	41.7	113.9	0.0
TPIT & DAR Engineering [Member]
Related party transactions [abstract]
Trade receivables	2.6	0.0	0.0
Revenue	1.3	0.0	0.0
Novarctic [Member]
Related party transactions [abstract]
Trade receivables	7.0	0.4	0.0
Revenue	8.5	0.0	0.0
Saipem [Member]
Related party transactions [abstract]
Trade payables	12.7	0.0	0.0
Expenses	15.9	0.0	0.0
Chiyoda [Member]
Related party transactions [abstract]
Trade payables	11.6	22.1	61.1
Expenses	1.2	22.4	45.0
Suez Group S.A. [Member]
Related party transactions [abstract]
Trade payables	6.1	0.0	0.0
JGC Corporation [Member]
Related party transactions [abstract]
Trade payables	1.5	13.4	60.7
Expenses	0.4	18.6	68.9
Nipigas [Member]
Related party transactions [abstract]
Trade payables	1.4	0.0	0.0
Expenses	1.4	0.0	0.0
Anadarko Petroleum Company [Member]
Related party transactions [abstract]
Revenue	0.0	13.9	3.1
Others [Member]
Related party transactions [abstract]
Trade receivables	7.4	2.7	2.6
Trade payables	0.4	2.5	1.8
Revenue	0.0	1.6	14.1
Expenses	€ 0.6	€ 5.3	€ 25.6